Expense Example, No Redemption (Vanguard Russell 2000 Index Fund ETF)	Vanguard Russell 2000 Index Fund Vanguard Russell 2000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192